Schedule I Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 96,673,424	[1]
Fair Value	100,820,816
Amount at which shown in the consolidated balance sheets	100,199,823
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	84,066,177	[1]
Fair Value	87,587,652
Amount at which shown in the consolidated balance sheets	87,584,050
Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	84,029,645	[1]
Fair Value	87,546,971
Amount at which shown in the consolidated balance sheets	87,546,971
Fixed-maturity securities | Held-to-maturity Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	28	[1]
Fair Value	3,630
Amount at which shown in the consolidated balance sheets	28
Fixed-maturity securities | Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	36,504	[1]
Fair Value	37,051
Amount at which shown in the consolidated balance sheets	37,051
U.S. Government | Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,712,400	[1]
Fair Value	1,736,523
Amount at which shown in the consolidated balance sheets	1,736,523
U.S. Government | Fixed-maturity securities | Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	36,504	[1]
Fair Value	37,051
Amount at which shown in the consolidated balance sheets	37,051
Non Government backed Securities | Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,766	[1]
Fair Value	8,857
Amount at which shown in the consolidated balance sheets	8,857
States and political subdivisions | Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	9,379,273	[1]
Fair Value	9,954,613
Amount at which shown in the consolidated balance sheets	9,954,613
Foreign Government | Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	426,724	[1]
Fair Value	438,927
Amount at which shown in the consolidated balance sheets	438,927
Corporate securities | Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	60,668,745	[1]
Fair Value	63,540,067
Amount at which shown in the consolidated balance sheets	63,540,067
Corporate securities | Fixed-maturity securities | Held-to-maturity Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair Value	3,597
Mortgage-backed securities | Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,615,711	[1]
Fair Value	11,650,264
Amount at which shown in the consolidated balance sheets	11,650,264
Collateralized mortgage obligations | Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	209,165	[1]
Fair Value	197,789
Amount at which shown in the consolidated balance sheets	197,789
Collateralized debt obligations | Fixed-maturity securities | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,861	[1]
Fair Value	19,931
Amount at which shown in the consolidated balance sheets	19,931
Collateralized debt obligations | Fixed-maturity securities | Held-to-maturity Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	28	[1]
Fair Value	33
Amount at which shown in the consolidated balance sheets	28
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	629,133	[1]
Fair Value	637,659
Amount at which shown in the consolidated balance sheets	637,659
Equity securities | Common stocks, Industrial and miscellaneous | Available-for-sale Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	316,541	[1]
Fair Value	320,166
Amount at which shown in the consolidated balance sheets	320,166
Equity securities | Common stocks, Industrial and miscellaneous | Trading Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	312,592	[1]
Fair Value	317,493
Amount at which shown in the consolidated balance sheets	317,493
Other Investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,978,114	[1]
Fair Value	12,595,505
Amount at which shown in the consolidated balance sheets	11,978,114
Other Investments | Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10,351,741	[1]
Fair Value	10,900,205
Amount at which shown in the consolidated balance sheets	10,351,741
Other Investments | Derivative
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,059,031	[1]
Fair Value	1,059,031
Amount at which shown in the consolidated balance sheets	1,059,031
Other Investments | Loans Related to Affiliated Companies and Other Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	39,120	[1]
Fair Value	39,120
Amount at which shown in the consolidated balance sheets	39,120
Other Investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	171,012	[1]
Fair Value	171,012
Amount at which shown in the consolidated balance sheets	171,012
Other Investments | Acquired Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	192,380	[1]
Fair Value	261,307
Amount at which shown in the consolidated balance sheets	192,380
Other Investments | Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	164,830	[1]
Fair Value	164,830
Amount at which shown in the consolidated balance sheets	$ 164,830

[1]	Original cost of equity securities and, as to fixed-maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.